Commitments and Contingent Liabilities	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingent Liabilities	Commitments and Contingent LiabilitiesFrom time to time, the Company is party to a variety of legal proceedings, claims, and inquiries, including proceedings or inquiries by governmental authorities, which arise from the operation of its business. These proceedings, claims, and inquiries are incidental to and occur in the normal course of the Company's business affairs. The majority of these proceedings, claims, and inquiries relate to commercial disputes with customers, suppliers, and others; employment and employee benefits-related disputes; product quality disputes with vendors and/or customers; and environmental, health and safety claims. Although the outcome of these proceedings is inherently difficult to predict, management believes that the amount of any judgment, settlement or other outcome of these proceedings, claims and inquiries, after taking into account recorded accruals and the availability and limits of our insurance coverage, will not have a material adverse effect on the Company’s consolidated results of operations, financial condition or cash flows.